This is filed pursuant to Rule 497(e).
File Nos. 33-18647 and 811-05398.

[LOGO] AllianceBernstein(R)
       Investment Research and Management

                                 ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
                                       -AllianceBernstein Money Market Portfolio
                                   -AllianceBernstein Large Cap Growth Portfolio
                                  -AllianceBernstein Growth and Income Portfolio
              -AllianceBernstein U.S. Government/High Grade Securities Portfolio
                                         -AllianceBernstein High Yield Portfolio
                                       -AllianceBernstein Total Return Portfolio
                                      -AllianceBernstein International Portfolio
                                        -AllianceBernstein Global Bond Portfolio
                         -AllianceBernstein Americas Government Income Portfolio
                           -AllianceBernstein Global Dollar Government Portfolio
                                     -AllianceBernstein Utility Income Portfolio
                                             -AllianceBernstein Growth Portfolio
                            -AllianceBernstein Worldwide Privatization Portfolio
                                  -AllianceBernstein Global Technology Portfolio
                                   -AllianceBernstein Small Cap Growth Portfolio
                             -AllianceBernstein Real Estate Investment Portfolio
                                -AllianceBernstein International Value Portfolio -AllianceBernstein Small/Mid Cap Value Portfolio
                                              -AllianceBernstein Value Portfolio
                       -AllianceBernstein U.S. Large Cap Blended Style Portfolio -AllianceBernstein Wealth Appreciation Strategy Portfolio
                           -AllianceBernstein Balanced Wealth Strategy Portfolio
                             -AllianceBernstein Global Research Growth Portfolio

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                      SUPPLEMENT TO THE CURRENT PROSPECTUS
                                 AUGUST 10, 2005

On August 4, 2005, the Board of Directors (the "Board") of AllianceBernstein Variable Products Series Fund (the "Fund") approved calling a meeting of shareholders for the election of directors. The Board also approved proposed changes to the Fund's charter and fundamental investment policies of each of the Fund's portfolios (the "Portfolios"). These proposed changes are intended to result in more uniform charters and fundamental policies, and are part of a broad effort to achieve greater uniformity and standardization among the AllianceBernstein Mutual Funds. Under Maryland law, the changes to the charter require shareholder approval. The changes to the investment policies that are fundamental policies require shareholder approval under the Investment Company Act of 1940 (the "1940 Act").

The Board also approved, subject to shareholder approval, the reclassification of the investment objective for each Portfolio as non-fundamental and changes to the investment objective of each Portfolio listed below. If these changes are approved by the shareholders, the Board will be able to approve changes to the Portfolio's investment objective without shareholder approval, although shareholders would be provided at least 30 days' advance notice of any such change.

The table below outlines each Portfolio's current investment objective and the proposed change to that objective.

                           Current Investment                Proposed Investment
Portfolio                  Objective                         Objective
---------                  ---------                         -------------------

AllianceBernstein Large    o Growth of capital by            o Long-term growth
Cap Growth Portfolio         pursuing aggressive               of capital.
                             investment policies.

AllianceBernstein Growth   o To seek reasonable current      o Long-term growth
and Income Portfolio         income and reasonable             of capital.
                             opportunity for appreciation
                             through investments primarily
                             in dividend-paying common
                             stocks of good quality
                             companies.

AllianceBernstein Total    o High return through a           o Total return
Return Portfolio             combination of current income     consistent with
                             and capital appreciation.         reasonable risk,
                                                               through a
                                                               combination of
                                                               income and long-
                                                               term growth of
                                                               capital.


AllianceBernstein          o To seek to obtain a total       o Long-term growth
International Portfolio      return on its assets from         of capital.
                             long-term growth of capital
                             principally through a broad
                             portfolio of marketable
                             securities of established
                             international companies,
                             companies participating in
                             foreign economies with
                             prospects for growth,
                             including U.S. companies
                             having their principal
                             activities and interests
                             outside the U.S., and in
                             foreign government
                             securities. As a secondary
                             objective, the Portfolio
                             attempts to increase its
                             current income without
                             assuming undue risk.

AllianceBernstein          o Current income and capital      o Current income
Utility                      appreciation by investing         and long-term
Income Portfolio             primarily in equity and           growth of
                             fixed-income securities of        capital.
                             companies in the utility
                             industry.

AllianceBernstein          o Long-term growth of capital.    o Long-term growth
Growth Portfolio             Current income is incidental      of capital.
                             to the Portfolio's objective.

AllianceBernstein          o Long-term capital               o Long-term growth
Worldwide                    appreciation.                     of capital.
Privatization Portfolio

AllianceBernstein Small    o Growth of capital by pursuing   o Long-term growth
Cap Growth Portfolio         aggressive investment             of capital.
                             policies. Current income is
                             incidental to the Portfolio's
                             objective.

AllianceBernstein Real     o Total return from long-term     o Total return
Estate Investment            growth of capital and income      from long-term
Portfolio                    principally through investing     growth of capital
                             in equity securities of           and income.
                             companies that are primarily
                             engaged in or related to the
                             real estate industry.

AllianceBernstein Global   o Growth of capital. Current      o Long-term growth
Technology Portfolio         income is incidental to the       of capital.
                             Portfolio's objective.

To supplement the proposed changes discussed above, the Board also approved changes to certain non-fundamental policies for the Portfolios. These changes, which do not require a shareholder vote, are intended to update and modernize these policies.

AllianceBernstein Total Return Portfolio, AllianceBernstein International Portfolio and AllianceBernstein Worldwide Privatization Portfolio

The Board also has approved that each of AllianceBernstein Total Return Portfolio, AllianceBernstein International Portfolio and AllianceBernstein Worldwide Privatization Portfolio be renamed and that their investment policies be conformed to those of their retail AllianceBernstein Fund counterparts, including the changes to their investment objectives described above. The changes to AllianceBernstein Total Return Portfolio ("Total Return") will include the addition of a new investment policy, whereby Total Return may invest up to 20% of its fixed-income allocation in high yield securities (securities rated below BBB by S&P). As an operating policy, Total Return will invest no more than 25% of these investments in high yield debt securities rated CCC or below. This new policy will broaden the array of investments available to the Fund. The changes to AllianceBernstein Worldwide Privatization Portfolio ("Worldwide Privatization") include, subject to shareholder approval, the elimination of its fundamental policy to invest at least 65% of its total assets in equity securities that are issued by enterprises that are undergoing or have undergone privatization.

Old Name                                       New Name
--------                                       --------

AllianceBernstein Total Return Portfolio       AllianceBernstein Balanced Shares
                                               Portfolio

AllianceBernstein Worldwide Privatization      AllianceBernstein International
Portfolio                                      Growth Portfolio

AllianceBernstein International Portfolio      AllianceBernstein International
                                               Research Growth Portfolio

The changes to a Portfolio's name and policies do not require shareholder approval under the 1940 Act, except that elimination of Worldwide
Privatization's fundamental 65% investment policy requires shareholder approval.

The proposed changes described above are not expected to cause any significant changes in the management of the Fund or the Portfolios except for Worldwide Privatization.

Each Portfolio's shareholders of record on August 24, 2005, will receive a proxy statement asking them to vote on the election of directors and the proposals approved by the Board that require shareholder approval at a meeting of shareholders presently scheduled for November 15, 2005. The proxy statement will contain an explanation of the proposals and information about how shareholders may vote their shares of the Portfolios.

AllianceBernstein Small/Mid Cap Value Portfolio

David Pasquale is no longer a member of the Small/Mid Cap Value Investment Policy Group and therefore has no responsibility for day-to-day management of and investment decisions for the Portfolio. Joseph G. Paul, James W. MacGregor and Andrew J. Weiner remain in the Group and continue to be significantly responsible for day-to-day management of and investment decisions for the Portfolio.

For more information, please call your financial advisor or visit our website at www.AllianceBernstein.com.

This Supplement should be read in conjunction with the Prospectuses for AllianceBernstein Variable Products Series Fund dated May 2, 2005, offering Class A and Class B shares of the above-referenced Portfolios.

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(R)  This mark is used under license from the owner, Alliance Capital Management
     L.P.

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